Condensed Combined and Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (34,185,142)	$ (34,540,974)	$ (10,718,364)	$ (28,599,424)
Other comprehensive income/(loss):
Foreign currency translation adjustment	160,980	(344,135)	140,527	184,533
Total other comprehensive income/(loss)	160,980	(344,135)	140,527	184,533
Comprehensive loss	$ (34,024,162)	$ (34,885,109)	$ (10,577,837)	$ (28,414,891)